Long Term Debt (NPI Note) (Detail) (USD $)	9 Months Ended		12 Months Ended				1 Months Ended			0 Months Ended	3 Months Ended			1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 NPI Note	Nov. 30, 2012 NPI Note	Nov. 30, 2012 NPI Note Wells Fargo [Member]	Nov. 30, 2012 Senior Secured Revolving Credit Facility NPI Note Wells Fargo [Member]	Apr. 25, 2014 Second Lien Term Loan Facility	Jun. 30, 2013 Second Lien Term Loan Facility	Dec. 31, 2013 Second Lien Term Loan Facility	Apr. 25, 2013 Second Lien Term Loan Facility	Jun. 30, 2014 Scenario, Forecast Second Lien Term Loan Facility
Debt Instrument [Line Items]
Repurchase of long term debt							$ 26,500,000	$ 17,000,000	$ 9,500,000
Discount recorded on instrument							2,000,000					3,900,000	4,500,000
Effective interest rate						12.10%
Repayment of long term debt	$ 498,983,000	$ 159,726,000	$ 160,760,000	$ 10,152,000	$ 7,726,000					$ 301,800,000	$ 8,500,000			$ 8,500,000